Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of breakdown of borrowings
This note provides a breakdown of borrowings in place as at June 30, 2022 and December 31, 2021.

(in €‘000)	Interest rate	Maturity	June 30, 2022	December 31, 2021
Senior debt	Euribor* + 5%**	May 27, 2026	114,556	112,935
Shareholder loans (1)	9%	November 30, 2035, May 31, 2035***	—	100,193
Shareholder loan (2)	Euribor + 0.1%****	December 31, 2022*****	23,404	—
Total			137,960	213,128

*	The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**	The margin of 5% will increase by 0.25% per year, for the first time in June 2022.
***	Of the total shareholder loans, one shareholder loan has a maturity date of November 30, 2035. The carrying amount as at June 30, 2022 was € nil (December 31, 2021: € 8,129 thousand).
****	The Euribor rate (6M) is floored at 0%. Therefore in case of a negative Euribor the applied interest rate is 0.1%.
*****
The loan has a maturity date of December 31
, 2022
. However, it is expected that the loan will be settled pursuant to the
Mega-E
call option being exercised by the Group. Therefore the loan has been classified as current.

This note provides a breakdown of borrowings in place as at December 31, 2021 and 2020.

(in €‘000)	Interest rate	Maturity	December 31, 2021	December 31, 2020

Senior debt	Euribor* + 5%**	May 27, 2026	112,935	67,579
Shareholder loans	9%	November 30, 2035, May 31, 2035***	100,193	92,031
Total			213,128	159,610

*	The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**	The margin of 5% will increase by 0.25% per year, for the first time in June 2022.
***	Of the total shareholder loans, one shareholder loan has a maturity date of November 30, 2035. The carrying amount at December 31, 2021 was €8,129 thousand (2020: €7,853 thousand).

Summary of carrying amount of assets pledged	The carrying amount of assets pledged as security for the senior debt are as follows:

(in €‘000)	June 30, 2022	December 31, 2021
Current assets
Floating charge
Cash and cash equivalents	3,065	6,206
Trade receivables	36,855	38,767
Other receivables	7,414	5,752
Total current assets pledged as security	47,334	50,725
The carrying amount of assets pledged as security for the senior debt are as follows:

(in €‘000)	December 31, 2021	December 31, 2020

Current assets
Floating charge
Cash and cash equivalents	6,206	6,363
Trade receivables	38,767	22,287
Other receivables	5,752	827
Total current assets pledged as security	50,725	29,477

Summary of movements in liabilities from financing activities
The movements in liabilities from financing activities in 2021 and 2020 have been as follows:

(in €‘000)	Senior debt	Shareholder loans	Lease liabilities	Total

As at January 1, 2020	29,965	84,502	14,579	129,046
Proceeds from borrowings	38,339	—	—	38,339
Payment of principal portion of lease liabilities	—	—	(1,658)	(1,658)
New leases	—	—	1,571	1,571
Termination of leases	—	—	(589)	(589)
Other changes	(725)	7,529	—	6,804
As at December 31, 2020	67,579	92,031	13,903	173,513

As at January 1, 2021	67,579	92,031	13,903	173,513
Proceeds from borrowings	44,315	—	—	44,315
Payment of principal portion of lease liabilities	—	—	(3,215)	(3,215)
New leases	—	—	20,800	20,800
Termination of leases	—	—	(670)	(670)
Other changes	1,041	8,162	799	10,002
As at December 31, 2021	112,935	100,193	31,617	244,745

Summary of Covenant Ratios Are Determined Based on a Twelvemonth Running Basis	The target default covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing date of loan covenants	EBITDA margin	EBITDA	Interest coverage
June 30, 2021	-15.43%	-/-€15.5 million	9.55x
December 31, 2021	-9.29%	-/-€12.2 million	8.94x
June 30, 2022	0.59%	Unconditional	9.86x
December 31, 2022	1.07%	Unconditional	10.75x
June 30, 2023	1.58%	Unconditional	12.00x
December 31, 2023	1.95%	Unconditional	13.16x
June 30, 2024	2.29%	Unconditional	14.48x
December 31, 2024	2.56%	Unconditional	15.91x
June 30, 2025	2.68%	Unconditional	18.37x
December 31, 2025	2.77%	Unconditional	20.68x

The target (drawdown stop) covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing date of loan covenants	EBITDA margin	EBITDA	Interest coverage

December 31, 2020	-26.03%	-/- €18.4 million	11.26x
June 30, 2021	-13.12%	-/- €13.2 million	10.00x
December 31, 2021	-6.29%	-/- €8.2 million	10.50x
June 30, 2022	1.18%	Unconditional	11.80x
December 31, 2022	2.15%	Unconditional	12.78x
June 30, 2023	3.16%	Unconditional	14.19x
December 31, 2023	3.90%	Unconditional	15.48x
June 30, 2024	4.57%	Unconditional	17.06x
December 31, 2024	5.11%	Unconditional	18.77x
June 30, 2025	5.37%	Unconditional	21.60x
December 31, 2025	5.55%	Unconditional	24.21x

Summary of disclosure of actual covenant ratios
For the six months ended June 30, 2022, the actual covenant ratios (based on Dutch GAAP) were as follows:

Covenant ratios	June 30, 2022	June 30, 2021
Default covenant ratios
EBITDA margin	5.63%	negative 12.92%
EBITDA	€7 million	negative €8 million
Interest coverage ratio	21.70x	13.57x